FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities - Level 3 of fair value hierarchy [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
	£ 2	£ 1
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December		1
Losses (gains) recognised in the income statement within other income	(2)	1
		£ 2